Thrivent Small Cap Index Portfolio Investment Objectives and Goals - Thrivent Small Cap Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Small Cap Index Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Small Cap Index Portfolio (the "Portfolio") seeks capital growth that tracks the performance of the S&P SmallCap 600® Index (the "Index").